Share-Based Payment (Details 2) - RSU [Member]	12 Months Ended
Jun. 30, 2020 $ / shares shares
Number of Shares
Outstanding at beginning | shares	459,648
Granted | shares	1,733,050
Vested | shares	(1,830,514)
Forfeited or expired | shares	(153,216)
Outstanding at end | shares	208,968
Weighted- Average Grant Date Fair Value
Outstanding at beginning | $ / shares	$ 12.06
Granted | $ / shares	2.32
Vested | $ / shares	3.12
Forfeited or expired | $ / shares	12.03
Outstanding at end | $ / shares	$ 9.56